Operating income (Details) - ARS ($) $ in Millions	3 Months Ended												12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating income from services and other income
Revenues and other income													$ 57,104	$ 45,437	$ 34,524
Operating expenses													(39,279)	(32,711)	(25,079)
Operating income before depreciation and amortization													17,825	12,726	9,445
D&A													(6,928)	(6,198)	(4,438)
Disposals and impairment of PP&E													(316)	(383)	(199)
Operating income from services and other income													10,581	6,145	4,808
Operating income (loss) from equipment sales
Revenue from sale of telecommunication equipment													8,215	7,886	6,016
Cost of equipments and handsets													(6,684)	(6,188)	(4,595)
Total income for sale of equipment and handsets													1,531	1,698	1,421
Operating income	$ 3,094	$ 3,167	$ 2,958	$ 2,893	$ 2,320	$ 1,802	$ 1,724	$ 1,997	$ 1,770	$ 1,311	$ 1,468	$ 1,680	12,112	7,843	6,229
Consolidated net income
Operating income before depreciation and amortization													19,356	14,424	10,866
D&A													(6,928)	(6,198)	(4,438)
Disposals and impairment of PP&E													(316)	(383)	(199)
Operating income	$ 3,094	$ 3,167	$ 2,958	$ 2,893	$ 2,320	$ 1,802	$ 1,724	$ 1,997	$ 1,770	$ 1,311	$ 1,468	$ 1,680	$ 12,112	$ 7,843	$ 6,229